INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET	INTANGIBLE ASSETS, NET
Intangible assets included in current and non-current assets relate to intangible assets following the completion of the transactions contemplated by the Vessel SPA, the ManCo SPA, the MSA and related agreements:

	Favorable Contract Intangible Assets	Assembled Workforce	Customer Relationships	Others	Total December 31, 2024	Total December 31, 2023
(in thousands of $)	Note A	Note B	Note B	Note C
Cost	18,900	4,600	3,600	2,704	29,804	29,048
Less: Accumulated amortization	(15,639)	(2,300)	(3,600)	(167)	(21,706)	(18,785)
Net book value	3,261	2,300	—	2,537	8,098	10,263
Presented as:
- Current	—	—	—	629	629	825
- Non-current	3,261	2,300	—	1,908	7,469	9,438
	3,261	2,300	—	2,537	8,098	10,263

A. Favorable Contract Intangible Assets

As part of the acquisitions of the Original Vessels TFDE LNG carriers pursuant to the Vessel SPA and the four acquired vessels pursuant to the MSA which were both accounted for as asset acquisitions, the Company remeasured the below / above market fair values of the existing associated time charter party (TCP) contracts that were acquired across the fleet and were included in the respective acquisitions.

The favorable TCP contracts are included under intangible assets and unfavorable TCP contracts are included as liabilities. As of December 31, 2024, the net book value of favorable contract intangible assets of $3.3 million (2023: $4.3 million) is included within "intangible assets, net". The carrying amounts of the unfavorable contract liabilities of $15.8 million and $71.7 million ($17.0 million and $87.4 million as of December 31, 2023) are included within “other current liabilities” (Note 18) and "other non-current liabilities" (Note 20), respectively.

The net amortization income recognized during the Successor Period for the years ended December 31, 2024, 2023 and 2022 amounted to $16.0 million, $17.6 million and $22.3 million, respectively, representing $17.0 million amortization income of unfavorable contract liabilities as of December 31, 2024 ($20.6 million as of December 31, 2023 and $33.9 million as of December 31, 2022) net of $1.0 million amortization expense of favorable contract intangible assets as of December 31, 2024 ($3.0 million as of December 31, 2023 and $11.6 million as of December 31, 2022). The net amortization income is included in “Amortization of intangible assets and liabilities arising from charter agreements, net” in the consolidated statements of operations.

The estimated future amortization of favorable contract intangible assets as of December 31, 2024 is as follows:

(in thousands of $)
2025	1,007
2026	1,007
2027	1,007
2028 and thereafter	240
Total	3,261
B. Assembled Workforce and Customer Relationships

As part of completion of the ManCo SPA, CoolCo purchased Golar's LNGC and FSRU management organization, pursuant to which CoolCo acquired four of Golar's wholly-owned subsidiaries: Cool UK, Cool Malaysia, Cool Croatia and Cool Norway, including employees of these entities and agreements to manage third parties' fleets of LNGCs and FSRUs.

Upon acquisition pursuant to the completion of ManCo SPA on June 30, 2022, we identified "Assembled workforce" as one of the assets acquired in the asset acquisition and recognized it at fair value on the acquisition date. We also identified "Customer relationships" as one of the assets acquired in the asset acquisition and recognized it at fair value on the acquisition date, which has been fully amortized now and comprised of the management agreements that were acquired to provide commercial and technical vessel management for third party fleets of LNGCs and FSRUs.

The amortization expense for the years ended December 31, 2024, 2023 and 2022 amounted to $1.7 million, $2.6 million and $1.6 million, respectively, and is included within “Depreciation and amortization” in the consolidated statements of operations.

C. Others

As of December 31, 2024 the Company holds EUAs that were received from charterers, under the EU ETS, equivalent to $0.6 million (2023: nil), and recognized within “Current intangible assets, net” given that the EUAs will be surrendered within 12 months of the balance sheet date. The EUAs held as of December 31, 2024 are not subject to amortization or an impairment review given that it is probable they will be used to settle the Company’s EU ETS obligation.

Development costs that are directly attributable to the design, implementation and testing of identifiable information system products controlled by the Company are recognized as intangible assets. Capitalized costs are recorded as "Others" under intangible assets.

As of December 31, 2024 and 2023 there were no impairments of intangible assets.